Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Tax Assets and Deferred Tax Liabilities/Income Taxes [Abstract]
Schedule of provision for income taxes
	For the Years Ended December 31,
	2015	2014	2013
Current	$1,447,633	$526,202	$380,121
Deferred	(172,000)	109,657	214,119
Total	$1,275,633	$635,859	$594,240

Schedule of reconciliations of company's effective income tax rate
	For the Years Ended December 31,
	2015	2014	2013
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemptions and reliefs	(4.82%)	(8.10%)	(7.79%)
Effect of expenses not deductible for tax purposes	0.83%	2.10%	3.25%
Effect of income not recognized for tax purposes	(2.17%)	(3.89%)	(4.25%)
Effect of valuation allowance on deferred income tax assets	0.02%	4.98%	0.00%
Effect of income tax rate difference under different tax jurisdictions	2.62%	6.21%	0.00%
Others	(0.39%)	0.00%	0.56%
Total	21.09%	26.30%	16.77%